Distribution Income from Operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Income from operations	$ 97,940	$ 84,938	$ 271,572	$ 248,594
Income from operations excluding restructuring	97,940	84,938	284,062	256,347
Ireland
Segment Reporting Information [Line Items]
Income from operations	71,435	62,152	190,832	164,760
Income from operations excluding restructuring	71,435	62,152	203,322	172,513
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	7,038	2,526	23,864	15,124
Income from operations excluding restructuring	7,038	2,526	23,864	15,124
U.S.
Segment Reporting Information [Line Items]
Income from operations	14,413	16,150	40,918	52,897
Income from operations excluding restructuring	14,413	16,150	40,918	52,897
Rest of World
Segment Reporting Information [Line Items]
Income from operations	5,054	4,110	15,958	15,813
Income from operations excluding restructuring	$ 5,054	$ 4,110	$ 15,958	$ 15,813